Accounting policies - Tangible and intangible assets (Details)	12 Months Ended
Dec. 31, 2019
Tangible assets
Period of projection of cash flows	5 years
Buildings for own use | Minimum
Tangible assets
Average annual rate (as a percent)	2.00%
Buildings for own use | Maximum
Tangible assets
Average annual rate (as a percent)	5.00%
Furniture and vehicles | Minimum
Tangible assets
Average annual rate (as a percent)	10.00%
Furniture and vehicles | Maximum
Tangible assets
Average annual rate (as a percent)	20.00%
Information Technology (IT) equipment and fixtures
Tangible assets
Average annual rate (as a percent)	25.00%
Others | Minimum
Tangible assets
Average annual rate (as a percent)	5.00%
Others | Maximum
Tangible assets
Average annual rate (as a percent)	20.00%